Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 4,756	$ 5,207	$ 4,597
Cost of sales	4,160	4,473	3,866
Gross profit	596	734	731
Selling, general and administrative expense	322	335	332
terminated merger and settlement income	0	0	(171)
Asset impairments	23	32	0
Business realignment costs	35	15	20
Other operating expense (income), net	14	(16)	4
Operating income	202	368	546
Interest expense, net	263	262	276
Gains (Losses) on Extinguishment of Debt	0	0	30
Other non-operating (income) expense, net	(1)	3	(4)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(60)	103	244
Income tax benefit	(365)	3	35
Income from continuing operations before earnings from unconsolidated entities	305	100	209
Earnings from unconsolidated entities, net of taxes	19	16	8
Net income from continuing operations	324	116	217
Net income from discontinued operations, net of taxes	0	2	(3)
Net income	$ 324	$ 118	$ 214